-------------------------------
                                               |         OMB APPROVAL        |
                                               -------------------------------
                                               | OMB Number:       3235-0006 |
                                               | Expires:  February 28, 1997
                                               | Estimated average           |
                                               |   burden hours per          |
                                               |   response: .......... 24.60|
                                               -------------------------------

                                               -------------------------------
                                               |         SEC USE ONLY        |
                                               -------------------------------
                                               |                             |
                                               |                             |
                                               |                             |
                                               -------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 30th SEPTEMBER, 1999.

If amended report check here: |_|

SKANDIA ASSET MANAGEMENT (NEW YORK), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


ONE EXCHANGE PLACE                     NEW YORK           NY       10006-3008
--------------------------------------------------------------------------------
Business Address         (Street)       (City)         (State)        (Zip)


JANET L. EARLY      212-422-3119        VICE PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION
--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 31st day of MARCH, 1999.

                                                  JANET L. EARLY
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               52

Form 13F Information Table Value Total:        2,595,115(k)

                                Skandia Asset Management (New York), Inc.
                                                 FORM 13F
                                Name of Reporting Manager: Janet L. Early
                                             As of 9/30/99

                                                                        Item 4:
                                                        Item 3:       Fair Market            Item 5:
           Item 1:                    Item 2:            CUSIP          Value               Shares of
        Name of Issuer             Title of Class        Number        (x $1000)         Principal Amount
------------------------------- --------------------    --------     -------------       ----------------
AT&T CORP                          COMMON               001957109      48929                  1124800
AMERICA ONLINE INC DEL             COMMON               02364J104       2227                    21400
AMERICAN INTL GROUP INC            COMMON               026874107      76214                   876657
ANADARKO PETE CORP                 COMMON               032511107      35300                  1154994
APOLLO GROUP INC                   CL A                 037604105      22478                  1064025
AUTOMATIC DATA PROCESSIN           COMMON               053015103      49758                  1115032
BARNES & NOBLE INC                 COMMON               067774109      14779                   568425
BED BATH & BEYOND INC              COMMON               075896100      78120                  2236000
CARDINAL HEALTH INC                COMMON               14149Y108      16024                   294025
CARNIVAL CORP                      COMMON               143658102      47461                  1091050
CISCO SYS INC                      COMMON               17275R102     240464                  3507224
CITIGROUP INC                      COMMON               172967101     110834                  2518962
COMCAST CORP                       CL A SPL             200300200      44512                  1116300
COMPAQ COMPUTER CORP               COMMON               204493100       2569                   112300
COMPUTER SCIENCES CORP             COMMON               205363104        731                    10400
COMPUWARE CORP                     COMMON               205638109       1905                    73100
DELL COMPUTER CORP                 COMMON               247025109       7597                   181700
E M C CORP MASS                    COMMON               268648102      13181                   184675
EOG RES INC                        COMMON               26875P101      20266                   953675
ELECTRONIC DATA SYS NEW            COMMON               285661104       1736                    32800
FANNIE MAE                         COMMON               313586109      87545                  1396525
FIFTH THIRD BANCORP                COMMON               316773100      44748                   735462
GATEWAY INC                        COMMON               367626108       3186                    72400





                                                                                    Item 7:
                                                Item 6:                             Managers
                                        Investment Discretion                   Voting Authority
                                     ----------------------------         ------------------------------
           Item 1:                   Sole       Shared      Other          Sole       Shared        None
        Name of Issuer                (A)         (B)        (C)            (A)         (B)          (C)
-------------------------------      -----------------------------        ------------------------------
AT&T CORP                           1124800                               1124800
AMERICA ONLINE INC DEL                21400                                 21400
AMERICAN INTL GROUP INC              876657                                876657
ANADARKO PETE CORP                  1154994                               1154994
APOLLO GROUP INC                    1064025                               1064025
AUTOMATIC DATA PROCESSIN            1115032                               1115032
BARNES & NOBLE INC                   568425                                568425
BED BATH & BEYOND INC               2236000                               2236000
CARDINAL HEALTH INC                  294025                                294025
CARNIVAL CORP                       1091050                               1091050
CISCO SYS INC                       3507224                               3507224
CITIGROUP INC                       2518962                               2518962
COMCAST CORP                        1116300                               1116300
COMPAQ COMPUTER CORP                 112300                                112300
COMPUTER SCIENCES CORP                10400                                 10400
COMPUWARE CORP                        73100                                 73100
DELL COMPUTER CORP                   181700                                181700
E M C CORP MASS                      184675                                184675
EOG RES INC                          953675                                953675
ELECTRONIC DATA SYS NEW               32800                                 32800
FANNIE MAE                          1396525                               1396525
FIFTH THIRD BANCORP                  735462                                735462
GATEWAY INC                           72400                                 72400



                                Skandia Asset Management (New York), Inc.
                                                 FORM 13F
                                Name of Reporting Manager: Janet L. Early
                                             As of 9/30/99

                                                                        Item 4:
                                                        Item 3:       Fair Market            Item 5:
           Item 1:                    Item 2:            CUSIP           Value              Shares of
        Name of Issuer             Title of Class        Number        (x $1000)         Principal Amount
------------------------------- --------------------    --------     -------------       ----------------
GENERAL ELEC CO                    COMMON             369604103         101481             855925
GENERAL INSTR CORP DEL             COMMON             370120107            629              13100
GUIDANT CORP                       COMMON             401698105          94312            1758725
HEWLETT PACKARD CO                 COMMON             428236103           5935              65400
HOME DEPOT INC                     COMMON             437076102          99980            1456907
INTEL CORP                         COMMON             458140100         153723            2068600
INTERNATIONAL BUSINESS M           COMMON             459200101          13891             114800
KOHLS CORP                         COMMON             500255104          48729             736925
LUCENT TECHNOLOGIES INC            COMMON             549463107          11742             181000
MCI WORLDCOM INC                   COMMON             55268B106         104970            1460450
MAXIM INTEGRATED PRODS I           COMMON             57772K101          86757            1375050
MICROSOFT CORP                     COMMON             594918104          99306            1096550
MOTOROLA INC                       COMMON             620076109           3458              39300
NORTEL NETWORKS CORP               COMMON             656569100         151437            2969350
ORACLE CORP                        COMMON             68389X105           2928              64350
PE CORP-PE BIO SYS GRP             COMMON             69332S102           2225              30800
PFIZER INC                         COMMON             717081103          94337            2629600
RAYTHEON CO                        CL B               755111408           1236              24900
ROBERT HALF INTL INC               COMMON             770323103           4976             209525
SCHLUMBERGER LTD                   COMMON             806857108          81238            1303725
STAPLES INC                        COMMON             855030102         101143            4636924



                                                                                    Item 7:
                                                Item 6:                             Managers
                                        Investment Discretion                   Voting Authority
                                     ----------------------------         ------------------------------
           Item 1:                   Sole       Shared      Other          Sole       Shared        None
        Name of Issuer                (A)         (B)        (C)            (A)         (B)          (C)
-------------------------------      -----------------------------        ------------------------------
GENERAL ELEC CO                      855925                                 855925
GENERAL INSTR CORP DEL                13100                                  13100
GUIDANT CORP                        1758725                                1758725
HEWLETT PACKARD CO                    65400                                  65400
HOME DEPOT INC                      1456907                                1456907
INTEL CORP                          2068600                                2068600
INTERNATIONAL BUSINESS M             114800                                 114800
KOHLS CORP                           736925                                 736925
LUCENT TECHNOLOGIES INC              181000                                 181000
MCI WORLDCOM INC                    1460450                                1460450
MAXIM INTEGRATED PRODS I            1375050                                1375050
MICROSOFT CORP                      1096550                                1096550
MOTOROLA INC                          39300                                  39300
NORTEL NETWORKS CORP                2969350                                2969350
ORACLE CORP                           64350                                  64350
PE CORP-PE BIO SYS GRP                30800                                  30800
PFIZER INC                          2629600                                2629600
RAYTHEON CO                           24900                                  24900
ROBERT HALF INTL INC                 209525                                 209525
SCHLUMBERGER LTD                    1303725                                1303725
STAPLES INC                         4636924                                4636924



                                Skandia Asset Management (New York), Inc.
                                                 FORM 13F
                                Name of Reporting Manager: Janet L. Early
                                             As of 9/30/99

                                                                        Item 4:
                                                        Item 3:       Fair Market            Item 5:
           Item 1:                    Item 2:            CUSIP           Value              Shares of
        Name of Issuer             Title of Class        Number        (x $1000)         Principal Amount
------------------------------- --------------------    --------     -------------       ----------------
SUN MICROSYSTEMS INC               COMMON               866810104          64533               693900
SYSCO CORP                         COMMON               871829107          46956              1339200
TELLABS INC                        COMMON               879664100          62725              1101650
TEXAS INSTRS INC                   COMMON               882508104           4162                50600
WACHOVIA CORP                      COMMON               929771103          60750               772650
WARNER LAMBERT CO                  COMMON               934488107          76990              1159925
YAHOO INC                          COMMON               984332106           2136                11900
ZIONS BANCORPORATION               COMMON               989701107          41866               759475
                                                                       ---------           ----------
       REPORT TOTALS                                                   2,595,115           49,423,137
                                                                       =========           ==========





                                                                                    Item 7:
                                                Item 6:                             Managers
                                        Investment Discretion                   Voting Authority
                                     ----------------------------         ------------------------------
           Item 1:                   Sole       Shared      Other          Sole       Shared        None
        Name of Issuer                (A)         (B)        (C)            (A)         (B)          (C)
-------------------------------      -----------------------------        ------------------------------
SUN MICROSYSTEMS INC                    693900                                 693900
SYSCO CORP                             1339200                                1339200
TELLABS INC                            1101650                                1101650
TEXAS INSTRS INC                         50600                                  50600
WACHOVIA CORP                           772650                                 772650
WARNER LAMBERT CO                      1159925                                1159925
YAHOO INC                                11900                                  11900
ZIONS BANCORPORATION                    759475                                 759475
                                    ----------                             ----------
      REPORT TOTALS                 49,423,137                             49,423,137
                                    ==========                             ==========

